Group companies (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Investment in Subsidiaries
Fully owned subsidiaries
24th Street Operator Sub, LLC (k)
36th Street IHG Sub, LLC (k)
426 Main Ave, LLC (k)
46 Nevins Street Associates, LLC (k)
2250 Blake Street Hotel, LLC (k)
Alpha Kimball Hotel, LLC (k)
Asia Pacific Holdings Limited (n)
Barclay Operating Corp. (cj)
BHMC Canada Inc. (o)
BHR Holdings B.V. (p)
BHR Pacific Holdings, Inc. (k)
BHTC Canada Inc. (o)
Blythswood Square Glasgow Hotel OpCo Ltd. (n)
BOC Barclay Sub, LLC (cj)
Bristol Oakbrook Tenant Company (k)
Cambridge Lodging, LLC (k)
Capital Lodging, LLC (k)
CF Irving Owner, LLC (k)
CF McKinney Owner, LLC (k)
CF Waco Owner, LLC (k)
Compañia Inter-Continental De Hoteles El Salvador SA (n)
Crowne Plaza, LLC (k)
Cumberland Akers Hotel, LLC (k)
Dunwoody Operations, LLC (k)
Edinburgh George Street Hotel OpCo Ltd. (n)
Edinburgh IC Limited (cr)
EVEN Real Estate Holding, LLC (k)
General Innkeeping Acceptance Corporation (b) (l)
Grand Central Glasgow Hotel OpCo Limited (n)
Guangzhou SC Hotels Services Ltd. (t)
H.I. Soaltee Management Company Ltd. (ac)
HI Sugarloaf, LLC (ci)
Hale International Ltd. (v)
HC International Holdings, Inc. (w)
HH France Holdings SAS (x)
HH Hotels (EMEA) B.V. (p)
HH Hotels (Romania) SRL (y)
HIM (Aruba) NV (z)
Hoft Properties, LLC (k)
Holiday Hospitality Franchising, LLC (k)
Holiday Inn Mexicana S.A. de C.V. (ab)
Holiday Inns (China) Ltd. (ac)
Holiday Inns (Courtalin) Holding SAS (x)
Holiday Inns (Courtalin) SAS (x)
Holiday Inns (England) Limited (cy)
Holiday Inns (Germany), LLC (l)
Holiday Inns (Jamaica) Inc. (l)
Holiday Inns (Middle East) Limited (ac)
Holiday Inns (Philippines), Inc. (l)
Holiday Inns (Saudi Arabia), Inc. (l)
Holiday Inns (Thailand) Limited (ac)
Holiday Inns (UK), Inc. (l)
Holiday Inns Crowne Plaza (Hong Kong), Inc. (l)
Holiday Inns Holdings (Australia) Pty Limited (aa)
Holiday Inns Inc. (k)
Holiday Inns Investment (Nepal) Limited (ac)
Holiday Inns of America (UK) Limited (cb)
Holiday Inns of Belgium N.V. (ad)
Holiday Pacific Equity Corporation (k)
Holiday Pacific, LLC (k)
Holiday Pacific Partners, LP (k)
Hotel InterContinental London (Holdings) Limited (n)
Hotel Inter-Continental London Limited (n)
Hoteles Y Turismo HIH SRL (n)
IC Hotelbetriebsführungs GmbH (ae)
IC Hotels Management (Portugal) Unipessoal, Lda (af)
IC International Hotels Limited Liability Company (ag)
IHC Arabia for Management, LLC (u)
IHC Buckhead, LLC (ci)
IHC Edinburgh (Holdings) (cy)
IHC Hopkins (Holdings) Corp. (k)
IHC Hotel Limited (n)
IHC Inter-Continental (Holdings) Corp. (k)
IHC London (Holdings) (n)
IHC May Fair (Holdings) Limited (cb)
IHC May Fair Hotel Limited (n)
IHC
M-H
(Holdings) Corp. (k)
IHC Overseas (U.K.) Limited (n)
IHC UK (Holdings) Limited (cy)
IHC United States (Holdings) Corp. (b) (k)
IHC Willard (Holdings) Corp. (k)
IHG (Marseille) SAS (x)
IHG (Myanmar) Limited (ah)
IHG (Thailand) Limited (bu)
IHG Amsterdam Management BV (p)
IHG Bangkok Ltd. (v)
IHG Brasil Administracao de Hoteis e Servicos Ltda (ak)
IHG Civ Holding Main Fund, LLC (k)
IHG Commissions Services SRL (co)
IHG Community Development, LLC (ci)
IHG de Argentina SA (al)
IHG ECS (Barbados) SRL (co)
IHG Franchising Brasil Ltda. (bd)
IHG Franchising DR Corporation (k)
IHG Franchising, LLC (k)
IHG Hotels (New Zealand) Limited (an)
IHG Hotels Limited (n)
IHG Hotels Management (Australia) Pty Limited (b) (aa)
I
HG Hotels Nigeria Limited
(ao)
IHG Hotels South Africa (Pty) Limited (ap)
IHG International Partnership (n)
IHG Istanbul Otel Yönetim Limited Sirketi (bx)
IHG Japan (Management), LLC (ar)
IHG Japan (Osaka), LLC (ar)
IHG Management (Maryland), LLC (as)
IHG Management (Netherlands) B.V. (p)
IHG Management d.o.o. Beograd (cc)
IHG Management MD Barclay Sub, LLC (cj)
IHG Management SL d.o.o. (bo)
IHG Mexico Operaciones SA de CV (ab)
IHG Orchard Street Member, LLC (k)
IHG Peru SRL (cf)
IHG PS Nominees Limited (n)
IHG Sermex SA de CV (ab)
IHG Systems Pty Ltd. (b) (aa)
IHG Szalloda Budapest Szolgaltato Kft. (at)
IHG Technology Solutions, LLC (k)
IND East Village SD Holdings, LLC (k)
InterContinental Berlin Service Company GmbH (au)
InterContinental (Branston) 1 Limited (c) (cy)
InterContinental (PB) 1 (n)
InterContinental (PB) 3 Limited (n)
InterContinental Brasil Administracao de Hoteis Ltda (q)
Intercontinental D.C. Operating Corp. (k)
Inter-Continental Florida Investment Corp. (k)
Inter-Continental Florida Partner Corp. (k)
InterContinental Gestion Hotelera SLU (by)
Intercontinental Hospitality Corporation (k)
InterContinental Hotel Berlin GmbH (au)
InterContinental Hotel Düsseldorf GmbH (av)
Inter-Continental Hoteleira Limitada (aw)
Inter-Continental Hotels (Montreal) Operating Corp. (ax)
Inter-Continental Hotels (Montreal) Owning Corp. (ax)
InterContinental Hotels (Puerto Rico) Inc. (az)
Inter-Continental Hotels (Singapore) Pte. Ltd. (ai)
Inter-Continental Hotels Corporation (k)
Intercontinental Hotels Corporation de Venezuela C.A. (ba)
Intercontinental Hotels Corporation Limited (b) (m)
InterContinental Hotels Group (Asia Pacific) Pte Ltd. (ai)
InterContinental Hotels Group (Australia) Pty Limited (aa)
InterContinental Hotels Group (Canada) Inc. (o)
InterContinental Hotels Group (España) SAU (by)
InterContinental Hotels Group (Greater China) Limited (ac)
InterContinental Hotels Group (India) Pvt. Ltd. (aq)
InterContinental Hotels Group (Japan) Inc. (l)
InterContinental Hotels Group (New Zealand) Limited (an)
InterContinental Hotels Group (Shanghai) Ltd. (bb)
InterContinental Hotels Group Customer Services Limited (n)
InterContinental Hotels Group do Brasil Limitada (bc)
InterContinental Hotels Group Healthcare Trustee Limited (n)
InterContinental Hotels Group Operating Corp. (e) (k)
InterContinental Hotels Group Resources, LLC (b) (k)
InterContinental Hotels Group Services Company (n)
InterContinental Hotels Italia, S.r.L. (be)
InterContinental Hotels Limited (a) (n)
InterContinental Hotels Management GmbH (bf)
InterContinental Hotels Management Montenegro
d.o.o. (ce)
InterContinental Hotels Nevada Corporation (ck)
InterContinental Hotels of San Francisco Inc. (k)
Intercontinental IOHC (Mauritius) Limited (bg)
InterContinental Management AM, LLC (cm)
InterContinental Management Bulgaria EOOD (bp)
InterContinental Management France SAS (x)
InterContinental Management Poland sp. Z.o.o (cn)
InterContinental Overseas Holdings, LLC (k)
KG Benefits, LLC (aj)
KG Gift Card Inc. (aj)
KG Liability, LLC (k)
KG Technology, LLC (k)
KHRG 851, LLC (k)
KHRG Aertson, LLC (k)
KHRG Allegro, LLC (k)
KHRG Argyle, LLC (k)
KHRG Atlanta Midtown, LLC (k)
KHRG Austin Beverage Company, LLC (k)
KHRG Baltimore, LLC (k)
KHRG Born, LLC (k)
KHRG Boston Hotel, LLC (k)
KHRG Bozeman, LLC (k)
KHRG Buckhead, LLC (k)
KHRG Canary, LLC (k)
KHRG Cayman, LLC (k)
KHRG Cayman Employer Ltd. (k)
KHRG Dallas, LLC (k)
KHRG Dallas Beverage Company, LLC (k)
KHRG Employer, LLC (k)
KHRG Goleta, LLC (k)
KHRG Gray, LLC (k)
KHRG Gray U2, LLC (k)
KHRG Huntington Beach, LLC (k)
KHRG Key West, LLC (k)
KHRG King Street, LLC (k)
KHRG La Peer, LLC (k)
KHRG Miami Beach, LLC (k)
KHRG Muse, LLC (k)
KHRG New Orleans, LLC (k)
KHRG NPC, LLC (k)
KHRG Palladian, LLC (k)
KHRG Palomar Phoenix, LLC (k)
KHRG Philly Monaco, LLC (k)
KHRG Pittsburgh, LLC (k)
KHRG Porsche Drive, LLC (k)
KHRG Reynolds, LLC (k)
KHRG Riverplace, LLC (k)
KHRG Sacramento, LLC (k)
KHRG Schofield, LLC (k)
KHRG SFD, LLC (k)
KHRG SF Wharf, LLC (k)
KHRG SF Wharf U2, LLC (k)
KHRG South Beach, LLC (k)
KHRG State Street, LLC (k)
KHRG Sutter, LLC (k)
KHRG Sutter Union, LLC (k)
KHRG Taconic, LLC (k)
KHRG Tariff, LLC (k)
KHRG Texas Hospitality, LLC (k)
KHRG Texas Operations, LLC (k)
KHRG Tryon, LLC (k)
KHRG Vero Beach, LLC (k)
KHRG Vintage Park, LLC (k)
KHRG VZ Austin, LLC (k)
KHRG Wabash, LLC (k)
KHRG Westwood, LLC (k)
KHRG Wilshire, LLC (k)
Kimpton Hollywood Licenses, LLC (k)
Kimpton Hotel & Restaurant Group, LLC (k)
Kimpton Phoenix Licenses Holdings, LLC (k)
Louisiana Acquisitions Corp. (k)
Luxury Resorts and Spas (France) SAS (ct)
Manchester Oxford Street Hotel OpCo Limited (n)
Mercer Fairview Holdings, LLC (k)
Met Leeds Hotel OpCo Limited (n)
MH Lodging, LLC (k)
Oxford Spires Hotel OpCo Limited (n)
Oxford Thames Hotel OpCo Limited (n)
PML Services, LLC (as)
Pollstrong Limited (n)
Powell Pine, Inc. (k)
Priscilla Holiday of Texas, Inc. (cl)
PT Regent Indonesia (bh)
PT SC Hotels & Resorts Indonesia (bh)
Raison d’Etre Holdings (BVI) Limited (v)
Raison d’Etre Services (BVI) Limited (v)
Raison d’Etre Spas, LLC (k)
Raison d’Etre Spas, Sweden AB (db)
Regent Asia Pacific Hotel Management Ltd. (bw)
Regent Asia Pacific Management Ltd. (cp)
Regent Berlin GmbH (cq)
Regent International Hotels Ltd (bw)
Resort Services International (Cayo Largo) L.P. (ci)
Roxburghe Hotel Edinburgh OpCo Limited (n)
Russell London Hotel OpCo Limited (n)
SBS Maryland Beverage Company, LLC (as)
SC Hotels International Services, Inc. (k)
SC Leisure Group Limited (n)
SC NAS 2 Limited (n)
SC Quest Limited (n)
SC Reservations (Philippines) Inc. (l)
SCH Insurance Company (bi)
SCIH Branston 3 (cy)
Semiramis for training of Hotel Personnel and
Hotels Management SAE (ch)
SF MH Acquisition, LLC (k)
Six Continents Holdings Limited (n)
Six Continents Hotels de Colombia SA (bj)
Six Continents Hotels International Limited (n)
Six Continents Hotels, Inc. (k)
Six Continents International Holdings B.V. (p)
Six Continents Investments Limited (f) (n)
Six Continents Limited (n)
Six Continents Overseas Holdings Limited (n)
Six Continents Restaurants Limited (cy)
SixCo North America, Inc (w)
Six Senses Americas IP, LLC (k)
Six Senses Capital Pte. Ltd (ay)
Six Senses North America Management, LLC (k)
SLC Sustainable Luxury Cyprus Limited (cs)
S
PHC Management Ltd
. (bq)
St David’s Cardiff Hotel OpCo Limited (n)
Sustainable Luxury Holdings (BVI) Limited (v)
Sustainable Luxury Lanka Pvt. Ltd (cv)
Sustainable Luxury Maldives Private Limited (cw)
Sustainable Luxury Mauritius Limited (cx)
Sustainable Luxury Services (BVI) Limited (v)
Sustainable Luxury Singapore Private Limited (ai)
Sustainable Luxury UK Limited (n)
Sustainable Luxury USA Limited (cz)
The Grand Central Hotel Glasgow Limited (n)
The Met Hotel Leeds Limited (n)
The Principal Edinburgh George Street Limited (n)
The Principal London Limited (n)
The Principal Manchester Limited (n)
The Principal York Limited (n)
The Roxburghe Hotel Edinburgh Limited (s)
Vista Rockville FF&E, LLC (as)
White Shield Company Limited (bk)
Wotton House Hotel OpCo Limited (n)
WY BLL Owner, LLC (k)
York Station Road Hotel OpCo Limited (n)